Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Percentage of Ownership in Principal Subsidiaries, Consolidated VIEs and Subsidiaries of VIEs

As of December 31, 2022, the Company’s principal subsidiaries, the consolidated VIEs and subsidiaries of the consolidated VIEs are as follows:

	Date of Incorporation/ Establishment	Place of Incorporation/ Establishment	Percentage of Direct or Indirect Economic Interest	Principal Activities
Subsidiaries
Installment (HK) Investment Limited (“Installment HK”)	December 9, 2013	Hong Kong, PRC	100%	Investment holding
Beijing Shijitong Technology Co., Ltd. (“Beijing Shijitong”)	July 1, 2014	Beijing, PRC	100%	Technical support and consulting services
Shenzhen Lexin Software Technology Co., Ltd. (“Shenzhen Lexin Software”)	March 1, 2017	Shenzhen, PRC	100%	Software development
Shenzhen Lexin Financing Guarantee Co., Ltd. (“Shenzhen Lexin Financing Guarantee”)	September 14, 2017	Shenzhen, PRC	100%	Financing guarantee services
The VIEs
Beijing Lejiaxin Network Technology Co., Ltd. (“Beijing Lejiaxin”)	October 25, 2013	Beijing, PRC	100%	Investment holding
Shenzhen Xinjie Investment Co., Ltd. (“Shenzhen Xinjie”)	December 22, 2015	Shenzhen, PRC	100%	Investment holding
Shenzhen Qianhai Dingsheng Data Technology Co., Ltd. (“Qianhai Dingsheng”)	January 13, 2016	Shenzhen, PRC	100%	Financial technology services
Shenzhen Mengtian Technology Co., Ltd. (“Mengtian Technology”)	August 9, 2016	Shenzhen, PRC	100%	Software development
Beihai Super Egg E-Commerce Co., Ltd. (“Beihai Super Egg”)	May 31, 2018	Beihai, PRC	100%	Investment holding
Subsidiaries of the VIEs
Shenzhen Fenqile Network Technology Co., Ltd. (“Shenzhen Fenqile”)	August 15, 2013	Shenzhen, PRC	100%	Online direct sales and online consumer finance
Shenzhen Beizhipiji Technology Co., Ltd. ("Beizhipiji")	June 26, 2014	Shenzhen, PRC	100%	Online investment platform
Ji’an Fenqile Network Microcredit Co., Ltd. (“Ji’an Microcredit”)	December 2, 2016	Ji’an, PRC	100%	Online consumer credit
Shenzhen Fenqile Trading Co., Ltd. (“Shenzhen Fenqile Trading”)	December 30, 2016	Shenzhen, PRC	100%	Online direct sales
Shenzhen Dingsheng Computer Technology Co., Ltd. (“Dingsheng Computer”)	March 23, 2017	Shenzhen, PRC	100%	Financial technology services
Beihai Aurora Technology Co., Ltd. (“Beihai Aurora”)	June 19, 2018	Beihai, PRC	100%	Financial technology services
Beihai Lexin Information Technology Co., Ltd. (“Beihai Lexin Information”)	June 11, 2018	Beihai, PRC	100%	Financial technology services
Ganjiang New Area Mengtian Financing Guarantee Co., Ltd.	October 24, 2019	Ganjiang, PRC	100%	Financing guarantee services